Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 79.3%
iShares Core MSCI Total International Stock ETF(b)	45,040,933	$2,702,005,571
iShares Developed Real Estate Index Fund, Class K	46,252,033	387,129,517
Large Cap Index Master Portfolio	$4,662,525,555	4,662,525,555
Master Small Cap Index Series	$264,355,386	264,355,386

		8,016,016,029

Fixed-Income Funds — 20.6%
iShares TIPS Bond ETF(b)	4,194,683	435,072,521
iShares U.S. Intermediate Credit Bond Index Fund	22,718,042	216,275,756
iShares U.S. Intermediate Government Bond Index Fund	26,510,830	251,587,777
iShares U.S. Long Credit Bond Index Fund	48,663,189	417,043,531
iShares U.S. Long Government Bond Index Fund	36,080,168	276,013,282
iShares U.S. Securitized Bond Index Fund	54,314,701	486,659,717

		2,082,652,584

Security	Shares	Value

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	62,271,243	$62,289,924
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	10,262,847	10,262,847

		72,552,771

Total Investments — 100.6% (Cost: $8,626,498,245)		10,171,221,384

Liabilities in Excess of Other Assets — (0.6)%		(63,013,870)

Net Assets — 100.0%		$10,108,207,514

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$62,293,213	(a)	$—	$(2,329)	$(960)	$62,289,924	62,271,243	$40,516	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,930,447	332,400	(a)	—	—	—	10,262,847	10,262,847	721,732		—
iShares Core MSCI Total International Stock ETF	2,566,076,287	286,412,794		(240,314,424)	(7,792,456)	97,623,370	2,702,005,571	45,040,933	43,332,566		—
iShares Developed Real Estate Index Fund, Class K	346,328,466	66,359,308		(1,494,599)	(327,504)	(23,736,154)	387,129,517	46,252,033	5,960,623		—
iShares TIPS Bond ETF	358,214,879	91,033,734		(1,582,380)	(330,559)	(12,263,153)	435,072,521	4,194,683	7,890,702		—
iShares U.S. Intermediate Credit Bond Index Fund	147,177,930	72,568,966		—	—	(3,471,140)	216,275,756	22,718,042	4,874,888		—
iShares U.S. Intermediate Government Bond Index Fund	150,198,746	105,856,493		—	—	(4,467,462)	251,587,777	26,510,830	3,725,613		—
iShares U.S. Long Credit Bond Index Fund	402,128,191	67,039,306		(28,653,102)	(2,111,281)	(21,359,583)	417,043,531	48,663,189	15,732,895		—
iShares U.S. Long Government Bond Index Fund	212,710,145	93,233,158		—	—	(29,930,021)	276,013,282	36,080,168	6,458,200		—
iShares U.S. Securitized Bond Index Fund	396,409,965	112,569,416		—	—	(22,319,664)	486,659,717	54,314,701	11,428,029		—
Large Cap Index Master Portfolio	4,136,964,921	42,064,433	(a)(c)	—	(30,165,886)	513,662,087	4,662,525,555	$4,662,525,555	54,370,901		—
Master Small Cap Index Series	118,270,322	145,499,486	(a)(c)	—	394,323	191,255	264,355,386	$264,355,386	2,415,296		—

					$(40,335,692)	$493,928,575	$10,171,221,384		$156,951,961		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$3,089,135,088	$—	$—	$3,089,135,088
Fixed-Income Funds	2,082,652,584	—	—	2,082,652,584
Money Market Funds	72,552,771	—	—	72,552,771

	$5,244,340,443	$—	$—	5,244,340,443

Investments Valued at NAV(a)				4,926,880,941

				$10,171,221,384

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2